Other Income, Net	3 Months Ended
Mar. 31, 2024
Other Income and Expenses [Abstract]
Other Income, Net

14. Other income, net

A summary of the amounts recorded in Other income, net is as follows:

	For the three months ended March 31,
	2024	2023
Foreign exchange gain / (loss)	$5,193	$(642)
Fair value loss on contingent consideration	(114)	(253)
Gain / (loss) on derivative instruments (1)	3,201	(1,208)
Fair value loss on warrant liability (2)	(275)	(1,913)
Gain on debt repurchases (3)	576	4,340
Other (4)	3,774	2,223
Other income, net	$12,355	$2,547

(1)
In the three months ended March 31, 2024, the Company entered into an additional derivative financial instrument arrangement to mitigate interest risk on its variable-rate debt (See Note 8).
(2)
The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statements of comprehensive loss (See Note 12).
(3)
Relates to gain on repurchases of the Company's debt (See Note 7).
(4)
Mainly relates to the release of certain provisions, offset by certain banking fees.